UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5522
                                   ------------


                             AXP SECTOR SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    3/31
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

                               PORTFOLIO HOLDINGS
                                       FOR
                        AXP(R) DIVIDEND OPPORTUNITY FUND
                                AT MARCH 31, 2005

Investments in Securities

AXP Dividend Opportunity Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.2%)
Honeywell Intl                                329,500           $12,260,695

Automotive & related (0.6%)
Genuine Parts                                 135,200             5,879,848

Banks and savings & loans (11.4%)
AmSouth Bancorporation                        515,100            13,366,845
Banco Latinoamericano
  de Exportaciones                            165,600(c)          3,384,864
Bank of America                               909,270            40,098,807
Capitol Federal Financial                      92,700             3,211,128
Colonial BancGroup                            206,700             4,241,484
Lloyds TSB Group                              618,000(c)          5,582,244
Natl Australia Bank                           574,700(c)         12,581,261
Royal Bank of Scotland Group                  241,500(c)          7,685,138
Wachovia                                      284,300            14,473,713
Washington Mutual                             238,760             9,431,020
Wells Fargo & Co                               95,000             5,681,000
Total                                                           119,737,504

Beverages & tobacco (6.0%)
Altria Group                                  468,300            30,622,137
Diageo ADR                                    102,800(c)          5,849,320
Loews - Carolina Group                        193,100(f)          6,391,610
Reynolds American                             255,900            20,622,981
Total                                                            63,486,048

Broker dealers (0.9%)
JPMorgan Chase & Co                           278,100             9,622,260

Building materials & construction (1.6%)
CEMEX ADR                                     297,800(c)         10,795,250
Hanson                                        648,900(c)          6,137,257
Total                                                            16,932,507

Common stocks (continued)
Issuer                                         Shares              Value(a)

Chemicals (6.5%)
Air Products & Chemicals                       27,700            $1,753,133
Compass Minerals Intl                         431,850            10,990,583
Dow Chemical                                  306,400            15,274,040
Eastman Chemical                              253,900            14,980,100
EI du Pont de Nemours & Co                    279,500            14,321,580
Lyondell Chemical                             393,300            10,980,936
Total                                                            68,300,372

Computer software & services (1.5%)
Deluxe                                        126,900             5,058,234
Microsoft                                     438,100            10,588,877
Total                                                            15,647,111

Energy (11.4%)
BP ADR                                        386,800(c)         24,136,320
ChevronTexaco                                 607,800            35,440,818
Eni                                           273,500(c)          7,100,848
Exxon Mobil                                   250,200            14,911,920
Kerr-McGee                                    285,000            22,324,050
Royal Dutch Petroleum                         271,300(c)         16,288,852
Total                                                           120,202,808

Energy equipment & services (1.8%)
Enterprise Products Partners LP                89,100             2,289,870
Halliburton                                   387,400            16,755,050
Total                                                            19,044,920

Finance companies (2.5%)
Citigroup                                     577,600            25,957,344

Financial services (1.0%)
Fannie Mae                                     67,200             3,659,040
HSBC Holdings                                 452,800(c)          7,161,836
Total                                                            10,820,876

Food (1.8%)
ConAgra Foods                                 348,000             9,402,960
Sara Lee                                      373,100             8,267,896
SYSCO                                          45,000             1,611,000
Total                                                            19,281,856

Common stocks (continued)
Issuer                                         Shares              Value(a)

Health care products (4.0%)
Bristol-Myers Squibb                          551,600           $14,043,736
Eli Lilly & Co                                 55,900             2,912,390
GlaxoSmithKline ADR                           185,600(c)          8,522,752
Merck & Co                                    383,500            12,413,895
Pfizer                                        177,300             4,657,671
Total                                                            42,550,444

Household products (1.5%)
Newell Rubbermaid                             193,200             4,238,808
Tupperware                                    550,200            11,202,072
Total                                                            15,440,880

Industrial services (0.6%)
BOC Group                                     309,000(c)          5,950,112

Industrial transportation (0.1%)
Arlington Tankers                              53,900(c)          1,266,650
Golden Ocean Group                             39,900(b,c)           24,754
Ship Finance Intl                               5,098(c)            103,489
Total                                                             1,394,893

Insurance (2.2%)
Lincoln Natl                                   97,400             4,396,636
Marsh & McLennan
  Companies                                    65,700             1,998,594
XL Capital Cl A                               230,400(c)         16,674,048
Total                                                            23,069,278

Leisure time & entertainment (0.9%)
Cedar Fair LP                                 235,500             7,411,185
Regal Entertainment Group                      74,900             1,575,147
Total                                                             8,986,332

Lodging & gaming (0.3%)
Intl Game Technology                          100,500             2,679,330

Machinery (1.1%)
Harsco                                         89,500             5,335,095
Tomkins                                     1,153,600(c)          5,760,534
Total                                                            11,095,629

See accompanying notes to investments in securities.

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1 -- AXP DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Issuer                                         Shares              Value(a)

Media (1.4%)
PanAmSat Holding                              300,000(d)         $5,100,000
RR Donnelley & Sons                           317,800            10,048,836
Total                                                            15,148,836

Metals (1.0%)
Rio Tinto ADR                                  84,000(c)         10,899,000

Multi-industry (1.2%)
Pitney Bowes                                  283,700            12,800,544

Paper & packaging (1.5%)
MeadWestvaco                                  327,000            10,405,140
Stora Enso                                    412,000(c,d)        5,783,592
Total                                                            16,188,732

Real estate investment trust (3.0%)
Crescent Real Estate Equities                 310,800             5,078,472
Equity Office Properties Trust                198,700             5,986,831
Friedman, Billings, Ramsey
  Group Cl A                                  107,000             1,698,090
Plum Creek Timber                              79,000             2,820,300
Rayonier                                      186,800             9,252,204
Vornado Realty Trust                           99,300             6,878,511
Total                                                            31,714,408

Retail -- general (0.5%)
May Dept Stores                               139,300             5,156,886

Retail -- grocery (0.4%)
Albertson's                                   217,200             4,485,180

Utilities -- electric (12.9%)
Ameren                                        111,200             5,449,912
CH Energy Group                                44,000             2,010,800
Cinergy                                       208,600             8,452,472
Consolidated Edison                           305,900            12,902,862
Dominion Resources                            119,500             8,894,385
DTE Energy                                    114,400             5,202,912
Duke Energy                                   619,300            17,346,592
Energy East                                    81,200             2,129,064
Exelon                                        140,300             6,438,367
FirstEnergy                                   168,000             7,047,600
FPL Group                                     134,100             5,384,115
Natl Grid Transco                           1,754,300(c)         16,252,267
Northeast Utilities                           103,800             2,000,226
NSTAR                                          50,800             2,758,440
Progress Energy                               168,500             7,068,575
Public Service Enterprise
  Group                                       265,800            14,456,862
Southern                                      219,900             6,999,417
TECO Energy                                   164,600             2,580,928
UIL Holdings                                   50,600             2,562,890
Total                                                           135,938,686

Common stocks (continued)
Issuer                                         Shares              Value(a)

Utilities -- natural gas (6.9%)
Enbridge                                      245,700(c)        $12,648,636
Enbridge Energy
  Management LLC                                    1                    44
Equitable Resources                            51,400             2,952,416
KeySpan                                       226,600             8,830,602
Kinder Morgan                                 109,700             8,304,290
Kinder Morgan Energy LP                       185,600(d)          8,352,000
Kinder Morgan
  Management LLC                                    1(b)                 33
Nicor                                         312,700            11,598,043
NiSource                                      440,300            10,034,437
TransCanada                                   390,200(c)          9,637,940
Total                                                            72,358,441

Utilities -- telephone (10.3%)
ALLTEL                                         74,400             4,080,840
AT&T                                        1,035,800            19,421,250
BellSouth                                     557,300            14,651,417
BT Group                                    3,248,800(c)         12,616,163
Citizens Communications                       146,100             1,890,534
MCI                                           286,450             7,132,605
SBC Communications                          1,023,600            24,249,084
Telefonos de Mexico
  ADR Cl L                                    158,000(c)          5,455,740
Telstra                                     1,533,700(c)          6,028,206
Verizon Communications                        376,800            13,376,400
Total                                                           108,902,239

Total common stocks
(Cost: $939,008,095)                                         $1,031,933,999

Preferred stock (0.5%)
Issuer                                         Shares              Value(a)

Schering-Plough                                99,200            $4,969,920
  6.00% Cv

Total preferred stock
(Cost: $4,966,335)                                               $4,969,920

Short-term securities (2.2%)(e)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (1.0%)
Federal Home Loan Mtge Corp Disc Nt
  04-05-05                2.62%            $5,000,000            $4,998,181
Federal Natl Mtge Assn Disc Nt
  05-11-05                2.60              5,300,000             5,284,333
Total                                                            10,282,514

Commercial paper (1.2%)
Amsterdam Funding
  04-01-05                2.85             12,800,000            12,798,986

Total short-term securities
(Cost: $23,082,468)                                             $23,081,500

Total investments in securities
(Cost: $967,056,898)(g)                                      $1,059,985,419

See accompanying notes to investments in securities.

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2 -- AXP DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 21.3% of net assets.

(d)   At March 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $967,057,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $115,575,000
      Unrealized depreciation                                   (22,647,000)
                                                                -----------
      Net unrealized appreciation                              $ 92,928,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6341-80 C (5/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                             AXP(R) REAL ESTATE FUND
                                AT MARCH 31, 2005

Investments in Securities

AXP Real Estate Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)
Issuer                                         Shares                 Value(a)

Lodging & gaming (5.1%)
Starwood Hotels &
  Resorts Worldwide                            84,500               $5,072,535

Real estate operating company (2.4%)
Brookfield Properties                          61,300(c)             2,360,050

Real estate investment trust (87.0%)
Acadia Realty Trust                            81,100                1,304,088
AMB Property                                   65,200                2,464,560
Apartment Investment &
  Management Cl A                              66,000                2,455,200
Archstone-Smith Trust                          97,000                3,308,670
Arden Realty                                   56,500                1,912,525
AvalonBay Communities                          40,600                2,715,734
Boston Properties                              47,200                2,842,856
BRE Properties Cl A                            30,800                1,087,240
Camden Property Trust                          37,200                1,749,516
CarrAmerica Realty                             66,900                2,110,695
CBL & Associates Properties                    17,000                1,215,670
Cousins Properties                             36,800                  952,016
Developers Diversified Realty                  54,800                2,178,300
Digital Realty Trust                           17,000                  244,290
Duke Realty                                    41,200                1,229,820
Education Realty Trust                         53,750(b)               893,863
Equity Office Properties Trust                167,500                5,046,775
Essex Property Trust                           13,400                  923,796

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Real estate investment trust (cont.)
Federal Realty
  Investment Trust                             38,400               $1,856,640
First Industrial Realty Trust                  46,900                1,774,227
General Growth Properties                      89,000                3,034,900
Glimcher Realty Trust                          38,500                  912,450
Global Signal                                 132,200                3,960,712
Host Marriott                                 181,200                3,000,672
Kilroy Realty                                  48,400                1,980,044
Kimco Realty                                   59,300                3,196,270
Liberty Property Trust                         54,500                2,128,225
Mills                                          37,500                1,983,750
Post Properties                                38,500                1,195,040
Prentiss Properties Trust                      39,900                1,362,984
ProLogis                                      115,500                4,285,050
Public Storage                                 57,200                3,256,968
Reckson Associates Realty                      56,300                1,728,410
Regency Centers                                38,200                1,819,466
Simon Property Group                           99,200                6,009,536
SL Green Realty                                 8,600                  483,492
Trizec Properties                             108,600                2,063,400
United Dominion Realty Trust                  106,200                2,216,394
Vornado Realty Trust                           66,000                4,571,820
Total                                                               87,456,064

Total common stocks
(Cost: $88,415,337)                                                $94,888,649

Short-term securities (5.7%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
     05-02-05             2.63%            $1,000,000                 $997,666
     05-10-05             2.68                900,000                  897,325
Federal Natl Mtge Assn Disc Nts
     05-03-05             2.63                500,000                  498,796
     05-17-05             2.82              1,500,000                1,494,497
     05-18-05             2.66              1,800,000                1,793,633

Total short-term securities
(Cost: $5,682,142)                                                  $5,681,917

Total investments in securities
(Cost: $94,097,479)(d)                                            $100,570,566

See accompanying notes to investments in securities.

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1   --   AXP REAL ESTATE FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 2.4% of net assets.

(d) At March 31, 2005, the cost of securities for federal income tax purposes was approximately $94,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $7,138,000
      Unrealized depreciation                                         (664,000)
                                                                      --------
      Net unrealized appreciation                                   $6,474,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP REAL ESTATE FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6281-80 C (5/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SECTOR SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 26, 2005